UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21973
Investment Company Act File Number
Eaton Vance Tax-Managed Global Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Aerospace & Defense — 0.8%
Boeing Co. (The)	331,683	$24,604,245

		$24,604,245

Automobiles — 0.7%
Bayerische Motoren Werke AG	258,270	$22,163,093

		$22,163,093

Beverages — 2.9%
Anheuser-Busch InBev NV	588,659	$35,791,103
Beam, Inc.	115,755	6,055,144
Coca-Cola Co. (The)	462,840	31,255,585
Diageo PLC	735,732	16,284,640

		$89,386,472

Biotechnology — 0.5%
Celgene Corp.(1)	217,384	$15,803,817

		$15,803,817

Capital Markets — 1.6%
Deutsche Bank AG	326,770	$13,923,163
Goldman Sachs Group, Inc. (The)	109,610	12,218,227
UBS AG(1)	1,855,579	25,217,318

		$51,358,708

Chemicals — 2.6%
Air Liquide SA	110,466	$13,941,294
BASF SE	558,480	43,080,738
Monsanto Co.	311,375	25,548,319

		$82,570,351

Commercial Banks — 7.5%
Banco Bilbao Vizcaya Argentaria SA	1,526,475	$13,393,584
Banco Santander SA	2,735,777	21,363,382
Bank of Nova Scotia (The)	615,957	31,610,913
Barclays PLC	5,432,401	18,215,157
BNP Paribas	243,619	10,362,165
HSBC Holdings PLC	3,147,683	26,299,247
Intesa Sanpaolo SpA	6,626,290	12,691,757
Itau Unibanco Holding SA ADR, PFC Shares	1,534,867	30,635,945
KeyCorp	1,699,956	13,208,658
PNC Financial Services Group, Inc.	198,697	11,707,227
Royal Bank of Scotland Group PLC(1)	30,628,460	12,850,721
Societe Generale	308,366	8,243,555
Wells Fargo & Co.	835,403	24,402,122

		$234,984,433

Communications Equipment — 1.8%
QUALCOMM, Inc.	721,631	$42,446,335
Telefonaktiebolaget LM Ericsson, Class B	1,594,781	14,841,391

		$57,287,726

Computers & Peripherals — 1.7%
Apple, Inc.(1)	115,664	$52,798,303

		$52,798,303

Security	Shares	Value
Construction & Engineering — 0.6%
Fluor Corp.	342,861	$19,282,503

		$19,282,503

Consumer Finance — 0.5%
American Express Co.	321,494	$16,119,709

		$16,119,709

Diversified Financial Services — 1.9%
Citigroup, Inc.	444,847	$13,665,700
JPMorgan Chase & Co.	721,612	26,916,127
Moody’s Corp.	509,748	18,977,918

		$59,559,745

Diversified Telecommunication Services — 3.7%
AT&T, Inc.	1,268,423	$37,304,320
CenturyLink, Inc.	331,319	12,268,743
Deutsche Telekom AG	2,332,299	26,276,571
Verizon Communications, Inc.	334,343	12,591,357
Vivendi SA	1,333,561	27,977,337

		$116,418,328

Electric Utilities — 1.9%
American Electric Power Co., Inc.	199,484	$7,891,587
Enel SpA	3,129,117	12,816,197
PPL Corp.	267,081	7,422,181
SSE PLC	1,536,047	29,636,392

		$57,766,357

Electrical Equipment — 1.5%
ABB, Ltd.(1)	1,866,852	$38,960,844
Emerson Electric Co.	129,667	6,662,291

		$45,623,135

Energy Equipment & Services — 1.2%
Halliburton Co.	579,399	$21,310,295
Schlumberger, Ltd.	194,718	14,636,952

		$35,947,247

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	279,916	$23,028,689
Tesco PLC	3,486,295	17,579,811

		$40,608,500

Food Products — 5.5%
Danone SA	630,679	$39,016,796
Nestle SA	1,337,943	76,776,566
Unilever NV	1,660,366	55,332,443

		$171,125,805

Health Care Equipment & Supplies — 2.1%
Covidien PLC	433,863	$22,343,945
St. Jude Medical, Inc.	691,175	28,828,909
Varian Medical Systems, Inc.(1)	237,616	15,651,766

		$66,824,620

Health Care Providers & Services — 1.2%
AmerisourceBergen Corp.	416,558	$16,233,265
UnitedHealth Group, Inc.	379,122	19,634,729

		$35,867,994

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	287,631	$28,489,851

		$28,489,851

Security	Shares	Value
Household Products — 1.1%
Colgate-Palmolive Co.	142,048	$12,886,595
Procter & Gamble Co.	332,133	20,937,664

		$33,824,259

Industrial Conglomerates — 3.8%
Danaher Corp.	640,766	$33,646,623
Philips Electronics NV	1,480,569	29,988,563
Siemens AG	579,097	54,687,724

		$118,322,910

Insurance — 2.7%
Aflac, Inc.	264,261	$12,745,308
Allianz SE	78,466	8,649,901
AXA SA	1,357,193	20,665,488
MetLife, Inc.	284,691	10,058,133
Prudential PLC	2,911,200	32,200,822

		$84,319,652

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.(1)	110,839	$21,551,535

		$21,551,535

Internet Software & Services — 1.2%
eBay, Inc.(1)	736,734	$23,280,795
Google, Inc., Class A(1)	26,740	15,512,141

		$38,792,936

IT Services — 1.5%
Accenture PLC, Class A	225,646	$12,938,541
International Business Machines Corp.	178,443	34,368,122

		$47,306,663

Machinery — 0.8%
Deere & Co.	292,578	$25,205,595

		$25,205,595

Media — 1.0%
Comcast Corp., Class A	790,352	$21,015,460
Walt Disney Co. (The)	284,700	11,074,830

		$32,090,290

Metals & Mining — 4.2%
Anglo American PLC	459,970	$19,090,323
BHP Billiton, Ltd. ADR	503,291	39,981,437
Cliffs Natural Resources, Inc.	166,543	12,032,732
Freeport-McMoRan Copper & Gold, Inc.	280,354	12,955,158
Goldcorp, Inc.	984,913	47,659,940

		$131,719,590

Multi-Utilities — 1.1%
National Grid PLC	2,205,626	$21,963,106
Public Service Enterprise Group, Inc.	184,737	5,604,921
Sempra Energy	111,487	6,343,610

		$33,911,637

Multiline Retail — 0.8%
Macy’s, Inc.	729,101	$24,563,413

		$24,563,413

Oil, Gas & Consumable Fuels — 12.2%
Anadarko Petroleum Corp.	188,107	$15,183,997
Apache Corp.	127,537	12,610,858
BG Group PLC	1,337,758	30,143,147
BP PLC	6,194,096	46,595,649

Security	Shares	Value
ConocoPhillips	458,298	$31,260,507
Exxon Mobil Corp.	471,322	39,468,504
Occidental Petroleum Corp.	101,212	10,097,921
Royal Dutch Shell PLC, Class B	3,005,897	109,856,806
Statoil ASA	1,529,135	38,499,325
Total SA	922,596	48,899,191

		$382,615,905

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	373,678	$21,647,166

		$21,647,166

Pharmaceuticals — 9.9%
Allergan, Inc.	182,157	$16,013,422
AstraZeneca PLC	335,079	16,138,398
Bayer AG	522,211	36,683,644
GlaxoSmithKline PLC	2,367,679	52,666,144
Johnson & Johnson	240,691	15,863,944
Novartis AG	1,102,556	59,839,401
Novo Nordisk A/S, Class B	348,338	41,392,477
Pfizer, Inc.	1,082,435	23,164,109
Sanofi SA	664,714	49,283,792

		$311,045,331

Real Estate Investment Trusts (REITs) — 0.8%
AvalonBay Communities, Inc.	81,961	$11,147,515
Boston Properties, Inc.	124,513	12,955,578

		$24,103,093

Road & Rail — 0.7%
Union Pacific Corp.	189,982	$21,716,842

		$21,716,842

Software — 2.2%
Microsoft Corp.	561,259	$16,573,978
Oracle Corp.	926,476	26,126,623
SAP AG	440,936	26,659,744

		$69,360,345

Specialty Retail — 1.9%
Home Depot, Inc. (The)	238,865	$10,603,217
Industria de Diseno Textil SA	371,387	32,454,147
Kingfisher PLC	3,679,861	14,857,813

		$57,915,177

Textiles, Apparel & Luxury Goods — 2.0%
LVMH Moet Hennessy Louis Vuitton SA	259,879	$42,101,044
NIKE, Inc., Class B	208,384	21,669,852

		$63,770,896

Tobacco — 2.2%
British American Tobacco PLC	1,002,726	$46,173,730
Philip Morris International, Inc.	313,252	23,421,852

		$69,595,582

Wireless Telecommunication Services — 2.5%
Vodafone Group PLC	28,899,375	$77,946,222

		$77,946,222

Total Common Stocks (identified cost $2,774,733,500)		$3,015,915,981

Short-Term Investments — 3.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(2)	$120,308	$120,307,649

Total Short-Term Investments (identified cost $120,307,649)		$120,307,649

Total Investments — 100.2% (identified cost $2,895,041,149)		$3,136,223,630

Call Options Written — (0.6)%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value
Dow Jones Euro Stoxx 50 Index	38,250	EUR	2,425	2/17/12	$(2,153,916)
Dow Jones Euro Stoxx 50 Index	98,400	EUR	2,450	2/17/12	(3,990,075)
FTSE 100 Index	10,000	GBP	5,750	2/17/12	(630,320)
FTSE 100 Index	19,900	GBP	5,800	2/17/12	(799,640)
S&P 500 Index	1,685		$1,300	2/18/12	(4,077,700)
S&P 500 Index	1,445		$1,305	2/18/12	(3,063,400)
S&P 500 Index	2,860		$1,315	2/18/12	(4,433,000)
SMI Index	5,350	CHF	6,100	2/17/12	(134,840)
SMI Index	9,150	CHF	6,150	2/17/12	(140,654)

Total Call Options Written (premiums received $26,229,275)					$(19,423,545)

Other Assets, Less Liabilities — 0.4%					$13,420,014

Net Assets — 100.0%					$3,130,220,099

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $19,456.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	43.5%	$1,360,581,043
United Kingdom	18.8	588,498,128
France	8.3	260,490,662
Germany	7.4	232,124,578
Switzerland	6.4	200,794,129
Netherlands	2.7	85,321,006
Canada	2.5	79,270,853
Spain	2.2	67,211,113
Denmark	1.3	41,392,477
Australia	1.3	39,981,437
Norway	1.2	38,499,325
Belgium	1.2	35,791,103
Ireland	1.1	35,282,486
Brazil	1.0	30,635,945
Italy	0.8	25,507,954
Sweden	0.5	14,841,391

Total Investments	100.2%	$3,136,223,630

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,902,419,747

Gross unrealized appreciation	$390,180,174
Gross unrealized depreciation	(156,376,291)

Net unrealized appreciation	$233,803,883

Written call options activity for the fiscal year to date ended January 31, 2012 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	183,665	$42,789,910
Options written	563,320	100,626,990
Options terminated in closing purchase transactions	(482,745)	(109,509,413)
Options expired	(77,200)	(7,678,212)

Outstanding, end of period	187,040	$26,229,275

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $19,423,545.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$138,968,158	$111,576,097	$—	$250,544,255
Consumer Staples	139,232,695	286,955,089	—	426,187,784
Energy	144,569,034	273,994,118	—	418,563,152
Financials	271,586,398	198,858,942	—	470,445,340
Health Care	173,537,906	256,003,856	—	429,541,762
Industrials	131,118,099	123,637,131	—	254,755,230
Information Technology	224,044,838	41,501,135	—	265,545,973
Materials	138,177,586	76,112,355	—	214,289,941
Telecommunication Services	62,164,420	132,200,130	—	194,364,550
Utilities	27,262,299	64,415,695	—	91,677,994

Total Common Stocks	$1,450,661,433	$1,565,254,548 *	$—	$3,015,915,981

Short-Term Investments	$—	$120,307,649	$—	$120,307,649

Total Investments	$1,450,661,433	$1,685,562,197	$—	$3,136,223,630

Liability Description

Call Options Written	$(11,574,100)	$(7,849,445)	$—	$(19,423,545)

Total	$(11,574,100)	$(7,849,445)	$—	$(19,423,545)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 26, 2012